Supply Arrangement (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of Manufacturing Arrangements	1	1
Supply Arrangement Expense	$ 3.2	$ 3.6
Supply Arrangement, Automatic Renewal Period	2 years
Supply Arrangement, Period of Prior Notice	1 year